Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 513	$ 523
Cost method	118	3
Total	$ 631	$ 526